SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.00%	45.00%	45.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)			6 years 1 month 10 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 11 days	5 years 9 months 22 days
Risk free rate	1.37%	1.55%	1.15%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 13 days	6 years 1 month 10 days
Risk free rate	1.68%	2.02%	2.64%